ACCOUNTING POLICIES - SHARE-BASED (Details)	Jul. 03, 2017	Jul. 01, 2016	Dec. 03, 2014
Restricted Stocks Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees	1	2	2